Consolidated statement of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets [abstract]
Cash and cash equivalents	R$ 2,176,416	R$ 1,512,604
Short-term	3,481,496	3,453,772
Financial assets from banking solutions	6,397,898	3,960,871
Accounts receivable from card issuers	23,895,512	20,694,523
Trade accounts receivable	459,947	484,722
Current loans operations portfolio	209,957	0
Recoverable taxes	146,339	150,956
Derivative financial instruments	4,182	36,400
Other current receivables	380,854	365,355
Total current assets	37,152,601	30,659,203
Non-current assets [abstract]
Long-term	45,702	214,765
Accounts receivable from card issuers	81,597	54,334
Trade accounts receivable	28,533	37,324
Non-Current loans operations portfolio	40,790	0
Receivables from related parties	2,512	10,053
Deferred tax assets	664,492	679,971
Other assets	137,508	206,526
Investment in associates	83,010	109,754
Property and equipment	1,661,897	1,641,178
Intangible assets	8,794,919	8,632,332
Total non-current assets	11,540,960	11,586,237
Total assets	48,693,561	42,245,440
Current liabilities [abstract]
Deposits from banking customers	6,119,455	4,023,679
Accounts payable to clients	19,163,672	16,578,738
Trade accounts payable	513,877	596,044
Current borrowings and current portion of non-current borrowings	1,374,766	1,847,407
Obligations to FIDC quota holders	505,231	975,248
Labor and social security liabilities	515,749	468,599
Taxes payable	514,299	329,105
Derivative financial instruments	316,171	209,714
Other liabilities	119,526	145,605
Total current liabilities	29,142,746	25,174,139
Non-current liabilities [abstract]
Accounts payable to clients	35,455	35,775
Borrowings and financing	3,639,215	2,728,470
Deferred tax liabilities	546,514	500,247
Provision for contingencies	208,866	210,376
Labor and social security liabilities	34,301	35,842
Other liabilities	410,504	610,567
Total non-current liabilities	4,874,855	4,121,277
Total liabilities	34,017,601	29,295,416
Equity [abstract]
Issued capital	76	76
Capital reserve	(14,056,484)	(13,818,819)
Treasury shares	(282,709)	(69,085)
Other comprehensive income	(320,449)	(432,701)
Retained earnings (accumulated losses)	1,168,862	(423,203)
Total equity attributable to owners of parent	14,622,264	12,893,906
Non-controlling interests	53,696	56,118
Total equity	14,675,960	12,950,024
Total equity and liabilities	R$ 48,693,561	R$ 42,245,440